Supplement dated November 13, 2009
To
Davis Global Fund
ABC and Y Prospectuses
dated March 2, 2009
Jae Chung left Davis Advisors as of November 6, 2009. Accordingly, Mr. Chung no longer serves as a portfolio manager of Davis Global Fund. As a team managed fund, Mr. Chung’s duties will be absorbed by the remaining members of the research team. As of November 6, 2009, the six members of the research team primarily responsible for managing Davis Global Fund were:
•	Christopher Davis has served as the research adviser of Davis Global Fund since its inception in December 2004 and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and portfolio manager for Davis Advisors since 1989. As research adviser, Mr. Davis oversees the research analysts of Davis Global Fund and allocates segments of the Fund to each of them to invest.
•	Stephen Chen, CFA, CPA, has served as a research analyst of Davis Global Fund since its inception in December 2004 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Chen joined Davis Advisors in December 2002.
•	Andrew A. Davis has served as a research analyst of Davis Global Fund since January 2008, and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Davis joined Davis Advisors in February 1993.
•	Danton Goei has served as a research analyst of Davis Global Fund since its inception in December 2004 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Goei joined Davis Advisors in November 1998.
•	Tania Pouschine has served as a research analyst of Davis Global Fund since its inception in December 2004 and also serves as a research analyst for other equity funds advised by Davis Advisors. Ms. Pouschine joined Davis Advisors in July 2003.
•	Chandler Spears has served as a research analyst of Davis Global Fund since January 2008, and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Spears joined Davis Advisors in November 2000.

Supplement dated November 13, 2009
To
Davis International Fund
ABC and Y Prospectuses
dated March 2, 2009
Jae Chung left Davis Advisors as of November 6, 2009. Accordingly, Mr. Chung no longer serves as a portfolio manager of Davis International Fund. As a team managed fund, Mr. Chung’s duties will be absorbed by the remaining members of the research team. As of November 6, 2009, the six members of the research team primarily responsible for managing Davis International Fund were:
•	Christopher Davis has served as the research adviser of Davis International Fund since its inception in December 2004 and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and portfolio manager for Davis Advisors since 1989. As research adviser, Mr. Davis oversees the research analysts of Davis International Fund and allocates segments of the Fund to each of them to invest.
•	Stephen Chen, CFA, CPA, has served as a research analyst of Davis International Fund since its inception in December 2004 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Chen joined Davis Advisors in December 2002.
•	Andrew A. Davis has served as a research analyst of Davis International Fund since January 2008, and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Davis joined Davis Advisors in February 1993.
•	Danton Goei has served as a research analyst of Davis International Fund since its inception in December 2004 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Goei joined Davis Advisors in November 1998.
•	Tania Pouschine has served as a research analyst of Davis International Fund since its inception in December 2004 and also serves as a research analyst for other equity funds advised by Davis Advisors. Ms. Pouschine joined Davis Advisors in July 2003.
•	Chandler Spears has served as a research analyst of Davis International Fund since January 2008, and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Spears joined Davis Advisors in November 2000.

Supplement dated November 13, 2009
To
Davis Global Fund
Statement of Additional Information
dated March 2, 2009
The existing disclosure in the Statement of Additional Information is supplemented as follows:
Investment Professionals
Davis Global Fund is Team Managed. Davis Advisors uses a system of multiple research analysts to manage Davis Global Fund. Under this approach, the portfolio of the Fund is divided into segments managed by individual research analysts. The Research Adviser and the five research analysts managing the largest portion of the Fund’s assets as of the date of this Supplement are listed below. Research analysts decide how their respective segments will be invested. All investment decisions are made within the parameters established by the Fund’s investment objectives, strategies, and restrictions.
Accounts Managed (including the Fund) as of October 31, 2009

	Number	Assets(1) in	Number	Assets[1] in	Number of	Assets(1) in
Investment Professional	of RICs(2)	RICs[2]	of OPIV[3]	OPIV[3]	OA(4)	OA(4)
C. Davis	28	$55 Billion	14	$1.2 Billion	121	$8.3 Billion
S. Chen	3	$116 Million	2	$26 Million	26	$154 Million
A. Davis	5	$906 Million	3	$1.7 Billion	8	$57 Million
D. Goei	3	$203 Million	2	$19 Million	27	$279 Million
T. Pouschine	3	$98 Million	2	$19 Million	26	$130 Million
C. Spears	4	$485 Million	3	$1.7 Billion	8	$57 Million

(1)	“Asset” means total assets managed by the Investment Professional. Some or all of these assets may be co-managed with another Investment Professional who will also be credited with managing the same assets. The sum of assets managed by Davis Advisors’ Investment Professionals may exceed the total assets managed by Davis Advisors.

(2)	“RIC” means Registered Investment Company.

(3)	“OPIV” means Other Pooled Investment Vehicles.

(4)	“OA” means Other Accounts. These accounts are primarily private accounts and sponsors of managed money/wrap accounts.

Ownership of Fund Shares
As of December 31, 2008, the Investment professionals of had invested the following amounts in the Fund.

		$1	$10K	$50K	$100K	$500K
		to	to	to	to	to	Over
	None	$10K	$50K	$100K	$500K	$1 Mill	$1 Mill
Davis Global Fund
C. Davis					X
S. Chen					X
A. Davis	X
D. Goei			X
T. Pouschine					X
C. Spears			X
Structure of Compensation
Christopher Davis’ and Andrew Davis’ compensation for services provided to the Adviser consists of a base salary. The Adviser’s investment professionals are provided benefits packages including life insurance, health insurance, and participation in the Adviser’s 401(k) plan comparable to that received by other company employees.
Stephen Chen, CFA, CPA, Danton Goei, Tania Pouschine, Chandler Spears compensation for services provided to the Adviser consists of (i) a base salary; (ii) an annual discretionary bonus; (iii) awards of equity (“Units”) in Davis Selected Advisers, L.P. including options on Units, and/or phantom Units, and (iv) an incentive plan whereby the Adviser purchases shares in selected funds managed by the Adviser. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance, after expenses on a pre-tax basis, versus an appropriate index, and versus peer groups as defined by Morningstar or Lipper. The Adviser’s investment professionals are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Supplement dated November 13, 2009
To
Davis International Fund
Statement of Additional Information
dated March 2, 2009
The existing disclosure in the Statement of Additional Information is supplemented as follows:
Investment Professionals
Davis International Fund is Team Managed. Davis Advisors uses a system of multiple research analysts to manage Davis International Fund. Under this approach, the portfolio of the Fund is divided into segments managed by individual research analysts. The Research Adviser and the five research analysts managing the largest portion of the Fund’s assets as of the date of this Supplement are listed below. Research analysts decide how their respective segments will be invested. All investment decisions are made within the parameters established by the Fund’s investment objectives, strategies, and restrictions.
Accounts Managed (including the Fund) as of October 31, 2009

	Number	Assets(1) in	Number	Assets[1] in	Number of	Assets(1) in
Investment Professional	of RICs(2)	RICs[2]	of OPIV[3]	OPIV[3]	OA(4)	OA(4)
C. Davis	28	$55 Billion	14	$1.2 Billion	121	$8.3 Billion
S. Chen	3	$132 Million	2	$26 Million	26	$154 Million
A. Davis	5	$909 Million	3	1.7 Billion	8	$57 Million
D. Goei	3	$215 Million	2	$19 Million	27	$279 Million
T. Pouschine	3	$111 Million	2	$19 Million	26	$130 Million
C. Spears	4	$488 Million	3	$1.7 Billion	8	$57 Million

(1)	“Asset” means total assets managed by the Investment Professional. Some or all of these assets may be co-managed with another Investment Professional who will also be credited with managing the same assets. The sum of assets managed by Davis Advisors’ Investment Professionals may exceed the total assets managed by Davis Advisors.

(2)	“RIC” means Registered Investment Company.

(3)	“OPIV” means Other Pooled Investment Vehicles.

(4)	“OA” means Other Accounts. These accounts are primarily private accounts and sponsors of managed money/wrap accounts.
Ownership of Fund Shares
As of December 31, 2008, the Investment professionals of had invested the following amounts in the Fund.

		$1	$10K	$50K	$100K	$500K
		to	to	to	to	to	Over
	None	$10K	$50K	$100K	$500K	$1 Mill	$1 Mill
Davis International Fund
C. Davis				X
S. Chen			X
A. Davis	X
D. Goei	X
T. Pouschine	X
C. Spears	X
Structure of Compensation
Christopher Davis’ and Andrew Davis’ compensation for services provided to the Adviser consists of a base salary. The Adviser’s investment professionals are provided benefits packages including life insurance, health insurance, and participation in the Adviser’s 401(k) plan comparable to that received by other company employees.
Stephen Chen, CFA, CPA, Danton Goei, Tania Pouschine, Chandler Spears compensation for services provided to the Adviser consists of (i) a base salary; (ii) an annual discretionary bonus; (iii) awards of equity (“Units”) in Davis Selected Advisers, L.P. including options on Units, and/or phantom Units, and (iv) an incentive plan whereby the Adviser purchases shares in selected funds managed by the Adviser. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance, after expenses on a pre-tax basis, versus an appropriate index, and versus peer groups as defined by Morningstar or Lipper. The Adviser’s investment professionals are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.